Employee Benefit Plans - Schedule of Assumptions (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Determination of benefit obligation at year end:
Discount rate (in percent)	5.10%	3.10%	2.80%
Annual rate of compensation increase (in percent)	4.50%	4.50%	4.50%
Determination of pension expense for year ended:
Discount rate for the service cost (in percent)	3.10%	2.80%	3.45%
Annual rate of compensation increase (in percent)	4.50%	4.50%	4.00%
Expected long-term rate of return on plan assets (in percent)	6.75%	6.75%	6.75%